As filed with the U.S. Securities and Exchange Commission on May 27, 2022

Securities Act File No. 033-58846

Investment Company Act File No. 811-07538

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 172	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 171	X

LORD ABBETT SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey  07302-3973
(Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 522-2388

John T. Fitzgerald, Esq.
Vice President and Assistant Secretary
90 Hudson Street, Jersey City, New Jersey 07302-3973
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b)

X on July 1, 2022 pursuant to paragraph (b)

___ 60 days after filing pursuant to paragraph (a)(1)

___ on (date) pursuant to paragraph (a)(1)

___ 75 days after filing pursuant to paragraph (a)(2)

___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until July 1, 2022, the effectiveness of the registration statement for Lord Abbett Focused Mid Cap Value Fund (the “Fund”) filed in Post-Effective Amendment No. 93, which was filed on November 28, 2018 pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 172 incorporates by reference the information relating to the Fund contained in Parts A, B, and C of Post-Effective Amendment No. 93. Post-Effective Amendment No. 172 is not intended to amend or supersede information contained in Post-Effective Amendment No. 93, or otherwise affect the effectiveness of any prospectus or statement of additional information contained in Post-Effective Amendment No. 93 that relates to one or more other series of the Registrant.

This filing relates solely to Lord Abbett Focused Mid Cap Value Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 27th day of May 2022.

LORD ABBETT SECURITIES TRUST

BY: /s/ Pamela P. Chen
Pamela P. Chen
Vice President and Assistant Secretary

BY: /s/ Michael J. Hebert
Michael J. Hebert
Principal Accounting Officer, Chief Financial Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
James L.L. Tullis*	Chairman and Trustee	May 27, 2022
James L.L. Tullis

Douglas B. Sieg*	President, CEO, and Trustee	May 27, 2022
Douglas B. Sieg

Evelyn E. Guernsey*	Trustee	May 27, 2022
Evelyn E. Guernsey

Julie A. Hill*	Trustee	May 27, 2022
Julie A. Hill

Kathleen M. Lutito*	Trustee	May 27, 2022
Kathleen M. Lutito

James M. McTaggart*	Trustee	May 27, 2022
James M. McTaggart

Charles O. Prince*	Trustee	May 27, 2022
Charles O. Prince

Karla M. Rabusch*	Trustee	May 27, 2022
Karla M. Rabusch

Lorin Patrick Taylor Radtke*	Trustee	May 27, 2022
Lorin Patrick Taylor Radtke

Leah Song Richardson*	Trustee	May 27, 2022
Leah Song Richardson

Mark A. Schmid*	Trustee	May 27, 2022
Mark A. Schmid

*BY:

/s/ Pamela P. Chen
Pamela P. Chen

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 87 to Lord Abbett Municipal Income Fund, Inc.’s Registration Statement on Form N-1A on September 30, 2021, Accession Number 0000930413-21-001696.